SHARE-BASED PAYMENT - Share Options Activity (Details) - 2015 and 2018 Plans - Share Options $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Share number
Outstanding at beginning of year	12,046,236
Granted	4,030,108
Exercised	(1,655,936)
Canceled and forfeited	(139,594)
Outstanding at end of year	14,280,814
Exercisable	7,879,179
Expected to vest	6,401,635
Weighted average exercise price per option
Outstanding at beginning of year (in USD per share) | $ / shares	$ 0.24
Outstanding at end of year (in USD per share) | $ / shares	0.20
Exercisable (in USD per share) | $ / shares	0.23
Expected vest (per option) | $ / shares	$ 0.17
Weighted-average remaining exercise contractual life (years)
Outstanding	7 years 5 months 12 days
Exercisable	6 years 5 months 12 days
Excepted to vest	8 years 8 months 8 days
Aggregate intrinsic value
Outstanding | $	$ 39,387
Exercisable | $	21,512
Expected to vest | $	$ 17,875